AB Active ETFs, Inc.

AB Short Duration High Yield ETF

Portfolio of Investment

February 28, 2026 (unaudited)

	Principal Amount (000)		U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 77.7%
Industrial – 68.6%
Basic – 4.2%
Ahlstrom Holding 3 Oy 4.875%, 02/04/2028(a)	U.S.$	392	$389,922
Alcoa Nederland Holding BV 4.125%, 03/31/2029(a)		1,587	1,560,640
7.125%, 03/15/2031(a)		3,880	4,101,587
Alumina Pty Ltd. 6.125%, 03/15/2030(a)		7	7,248
ASP Unifrax Holdings, Inc. 7.10% (7.10% Cash or 5.85% Cash and 1.25% PIK), 09/30/2029(a) (b)		2,465	172,558
11.175% (10.425% Cash or 11.175% PIK or 6.425% Cash and 4.75% PIK), 09/30/2029(a) (b) (c)		972	661,560
Celanese US Holdings LLC 7.33%, 07/15/2029(c)		213	225,092
7.379%, 07/15/2032(c)		1,303	1,372,658
Cerdia Finanz GmbH 9.375%, 10/03/2031(a)		380	389,207
Constellium SE 3.75%, 04/15/2029(a)		2,759	2,673,333
CVR Partners LP/CVR Nitrogen Finance Corp. 6.125%, 06/15/2028(a)		4,924	4,919,716
Element Solutions, Inc. 3.875%, 09/01/2028(a)		2,974	2,923,234
Fortescue Treasury Pty Ltd. 4.375%, 04/01/2031(a)		3,009	2,918,098
5.875%, 04/15/2030(a)		1,764	1,817,361
Graphic Packaging International LLC 3.50%, 03/15/2028(a)		200	194,426
6.375%, 07/15/2032(a)		150	152,005
INEOS Finance PLC 7.25%, 03/31/2031(a)	EUR	715	748,443
INEOS Quattro Finance 2 PLC 6.75%, 04/15/2030(a)		1,103	1,088,603
Novelis Corp. 4.75%, 01/30/2030(a)	U.S.$	4,657	4,513,099
Olin Corp. 6.625%, 04/01/2033(a)		47	45,922
Olympus Water US Holding Corp. 3.875%, 10/01/2028(a)	EUR	100	117,272
Roller Bearing Co. of America, Inc. 4.375%, 10/15/2029(a)	U.S.$	680	671,214
SunCoke Energy, Inc. 4.875%, 06/30/2029(a)		3,188	2,912,621
WR Grace Holdings LLC 6.625%, 08/15/2032(a)		2,667	2,695,724

			37,271,543

	Principal Amount (000)		U.S. $ Value

Capital Goods – 9.6%
Arcosa, Inc. 4.375%, 04/15/2029(a)	U.S.$	2,896	$2,854,906
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 5.00%, 01/30/2031(a)	EUR	597	722,993
Biffa Group Holdings Ltd. 5.25%, 06/15/2031(a)		777	927,514
Bombardier, Inc. 6.00%, 02/15/2028(a)	U.S.$	750	750,105
7.25%, 07/01/2031(a)		884	939,683
7.50%, 02/01/2029(a)		2,585	2,689,667
8.75%, 11/15/2030(a)		905	969,237
Columbus McKinnon Corp./NY 7.125%, 02/01/2033(a)		1,131	1,165,891
Dycom Industries, Inc. 4.50%, 04/15/2029(a)		867	853,856
Efesto Bidco SpA Efesto US LLC Series XR 7.50%, 02/15/2032(a)		4,872	4,995,115
EnerSys 4.375%, 12/15/2027(a)		1,214	1,208,925
Esab Corp. 6.25%, 04/15/2029(a)		5,385	5,527,487
GFL Environmental, Inc. 4.00%, 08/01/2028(a)		6,243	6,145,422
6.75%, 01/15/2031(a)		507	531,605
Goat Holdco LLC 6.75%, 02/01/2032(a)		693	716,423
IMA Industria Macchine Automatiche SpA 3.75%, 01/15/2028(a)	EUR	650	766,503
LSB Industries, Inc. 6.25%, 10/15/2028(a) (c)	U.S.$	4,694	4,715,264
Luna 2 5SARL 5.50%, 07/01/2032(a)	EUR	266	318,941
Madison IAQ LLC 5.875%, 06/30/2029(a)	U.S.$	5,911	5,898,232
Maxam Prill SARL 7.75%, 07/15/2030(a)		5,001	5,230,146
MIWD Holdco II LLC/MIWD Finance Corp. 5.50%, 02/01/2030(a)		7,455	6,979,222
Moog, Inc. 4.25%, 12/15/2027(a)		4,778	4,756,642
Mueller Water Products, Inc. 4.00%, 06/15/2029(a)		4,431	4,304,584
Quikrete Holdings, Inc. 6.375%, 03/01/2032(a)		2,459	2,555,983
Silgan Holdings, Inc. 2.25%, 06/01/2028	EUR	412	478,072
Terex Corp. 5.00%, 05/15/2029(a)	U.S.$	6,360	6,355,866

	Principal Amount (000)		U.S. $ Value

TK Elevator Midco GmbH 4.375%, 07/15/2027(a)	EUR	180	$212,569
TransDigm, Inc. 6.375%, 03/01/2029(a)	U.S.$	3,656	3,759,063
6.75%, 08/15/2028(a)		2,775	2,824,090
6.75%, 01/31/2034(a)		375	389,325
6.875%, 12/15/2030(a)		3,467	3,607,933
Trinity Industries, Inc. 7.75%, 07/15/2028(a)		863	888,666
WESCO Distribution, Inc. 5.25%, 04/15/2031(a)		560	561,781

			85,601,711

Communications - Media – 4.7%
AMC Networks, Inc. 10.25%, 01/15/2029(a)		539	578,121
Banijay Entertainment SAS 7.00%, 05/01/2029(a)	EUR	442	539,289
8.125%, 05/01/2029(a)	U.S.$	234	242,270
Cable One, Inc. 4.00%, 11/15/2030(a)		541	373,901
CCO Holdings LLC/CCO Holdings Capital Corp. 5.00%, 02/01/2028(a)		4,293	4,282,740
Clear Channel Outdoor Holdings, Inc. 7.125%, 02/15/2031(a)		1,149	1,213,872
CSC Holdings LLC 5.375%, 02/01/2028(a)		1,973	1,420,797
5.50%, 04/15/2027(a)		491	415,396
6.50%, 02/01/2029(a)		233	147,058
DIRECTV Financing LLC 8.875%, 02/01/2030(a)		701	702,675
DIRECTV Financing LLC/Directv Financing Co-Obligor, Inc. 5.875%, 08/15/2027(a)		973	974,897
Discovery Communications LLC 4.125%, 05/15/2029		2,163	2,141,370
DISH DBS Corp. 5.25%, 12/01/2026(a)		2,160	2,098,764
5.75%, 12/01/2028(a)		754	730,272
EW Scripps Co. (The) 9.875%, 08/15/2030(a)		795	803,387
Gray Media, Inc. 10.50%, 07/15/2029(a)		2,081	2,231,935
LCPR Senior Secured Financing DAC 5.125%, 07/15/2029(a)		1,179	799,645
6.75%, 10/15/2027(a)		2,212	1,548,245
McGraw-Hill Education, Inc. 5.75%, 08/01/2028(a)		4,479	4,476,940
7.375%, 09/01/2031(a)		2,037	2,079,533

	Principal Amount (000)		U.S. $ Value

Millennium Escrow Corp. 6.625%, 08/01/2026(a)	U.S.$	2,152	$2,064,327
Sinclair Television Group, Inc. 5.50%, 03/01/2030(a)		67	60,006
Summer BC Holdco B SARL 5.875%, 02/15/2030(a)	EUR	196	196,381
TEGNA, Inc. 4.625%, 03/15/2028	U.S.$	1,221	1,217,215
5.00%, 09/15/2029		115	114,882
Veritiv Operating Co. 10.50%, 11/30/2030(a)		2,410	2,582,773
Versant Media Group, Inc. 7.25%, 01/30/2031(a)		4,280	4,381,136
Virgin Media Secured Finance PLC 5.50%, 05/15/2029(a)		4,101	3,987,074

			42,404,901

Communications - Telecommunications – 1.7%
Altice Financing SA 5.00%, 01/15/2028(a)		1,198	844,949
Altice France SA 6.50%, 04/15/2032(a)		1,342	1,283,466
6.875%, 10/15/2030(a)		373	361,442
6.875%, 07/15/2032(a)		1,450	1,391,752
9.50%, 11/01/2029(a)		448	454,834
Connect Finco SARL/Connect US Finco LLC 9.00%, 09/15/2029(a)		868	920,879
EchoStar Corp. 10.75%, 11/30/2029		2,131	2,327,393
Fibercop SpA Series 2033 6.375%, 11/15/2033(a)		1,545	1,569,859
Nexstar Media, Inc. 5.625%, 07/15/2027(a)		1,308	1,307,987
Viasat, Inc. 7.50%, 05/30/2031(a)		266	262,699
Vmed O2 UK Financing I PLC 4.25%, 01/31/2031(a)		736	648,769
4.75%, 07/15/2031(a)		1,023	909,693
Windstream Services LLC/Windstream Escrow Finance Corp. 8.25%, 10/01/2031(a)		2,506	2,635,360

			14,919,082

Consumer Cyclical - Automotive – 2.9%
Adient Global Holdings Ltd. 8.25%, 04/15/2031(a)		3,749	3,917,630
Clarios Global LP/Clarios US Finance Co. 6.75%, 02/15/2030(a)		150	157,092

	Principal Amount (000)		U.S. $ Value

Garrett Motion Holdings, Inc./Garrett LX I SARL 7.75%, 05/31/2032(a)	U.S.$	1,665	$1,759,689
Goodyear Tire & Rubber Co. (The) 5.25%, 04/30/2031		2,483	2,380,700
5.25%, 07/15/2031		4,357	4,151,306
IHO Verwaltungs GmbH 6.375% (6.375% Cash or 7.1250% PIK), 05/15/2029(a) (b)		662	670,004
6.75% (6.75% Cash or 7.50% PIK), 11/15/2029(a) (b)	EUR	520	648,186
7.75% (7.75% Cash or 8.50% PIK), 11/15/2030(a) (b)	U.S.$	1,427	1,499,834
JB Poindexter & Co., Inc. 8.75%, 12/15/2031(a)		1,938	2,010,152
New Flyer Holdings, Inc. 9.25%, 07/01/2030(a)		1,067	1,152,883
Nissan Motor Acceptance Co. LLC 1.85%, 09/16/2026(a)		450	441,711
2.75%, 03/09/2028(a)		3,427	3,266,822
5.30%, 09/13/2027(a)		618	622,141
5.625%, 09/29/2028(a)		126	126,814
Nissan Motor Co., Ltd. 4.345%, 09/17/2027(a)		314	311,585
4.81%, 09/17/2030(a)		883	839,698
7.50%, 07/17/2030(a)		792	835,908
Phinia, Inc. 6.625%, 10/15/2032(a)		238	247,280
PM General Purchaser LLC 9.50%, 10/01/2028(a)		1,003	939,189

			25,978,624

Consumer Cyclical - Entertainment – 1.8%
Boyne USA, Inc. 4.75%, 05/15/2029(a)		2,993	2,971,301
CPUK Finance Ltd. 4.50%, 08/28/2027(a)	GBP	400	532,897
Lindblad Expeditions LLC 7.00%, 09/15/2030(a)	U.S.$	1,062	1,112,933
NCL Corp., Ltd. 5.875%, 01/15/2031(a)		2,660	2,681,253
6.75%, 02/01/2032(a)		825	848,867
SeaWorld Parks & Entertainment, Inc. 5.25%, 08/15/2029(a)		5,115	4,962,471
Viking Cruises Ltd. 5.875%, 10/15/2033(a)		2,169	2,212,835
9.125%, 07/15/2031(a)		729	775,146

			16,097,703

Consumer Cyclical - Other – 7.0%
Allwyn Entertainment Financing UK PLC 7.875%, 04/30/2029(a)		1,194	1,240,793

	Principal Amount (000)		U.S. $ Value

AmeriTex HoldCo Intermediate LLC 7.625%, 08/15/2033(a)	U.S.$	2,978	$3,123,535
Betclic Everest Group SAS 5.125%, 12/10/2031(a)	EUR	424	510,064
Brightstar Lottery PLC 5.25%, 01/15/2029(a)	U.S.$	55	54,788
Builders FirstSource, Inc. 6.375%, 06/15/2032(a)		486	499,827
Churchill Downs, Inc. 5.75%, 04/01/2030(a)		500	504,010
Cirsa Finance International SARL 6.50%, 03/15/2029(a)	EUR	668	816,305
Great Canadian Gaming Corp./Raptor LLC 8.75%, 11/15/2029(a)	U.S.$	560	569,173
Hilton Domestic Operating Co., Inc. 3.75%, 05/01/2029(a)		2,274	2,215,354
4.00%, 05/01/2031(a)		683	656,704
5.875%, 04/01/2029(a)		3,092	3,164,198
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 4.875%, 07/01/2031(a)		453	425,879
5.00%, 06/01/2029(a)		4,339	4,236,209
6.625%, 01/15/2032(a)		1,635	1,668,992
Light & Wonder International, Inc. 7.50%, 09/01/2031(a)		400	417,420
Marriott Ownership Resorts, Inc. 4.50%, 06/15/2029(a)		5,393	5,202,357
Masterbrand, Inc. 7.00%, 07/15/2032(a)		2,608	2,624,013
Miller Homes Group Finco PLC 6.234% (EURIBOR 3 Month + 4.25%), 10/15/2030(a) (d)	EUR	194	230,574
7.00%, 05/15/2029(a)	GBP	276	375,109
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC 8.25%, 04/15/2030(a)	U.S.$	2,180	2,272,846
Playtech PLC 5.875%, 06/28/2028(a)	EUR	620	742,744
Standard Building Solutions, Inc. 6.25%, 08/01/2033(a)	U.S.$	225	229,124
6.50%, 08/15/2032(a)		173	178,228
Standard Industries, Inc./NY 3.375%, 01/15/2031(a)		837	773,070
4.375%, 07/15/2030(a)		4,287	4,136,698
4.75%, 01/15/2028(a)		1,847	1,842,419
Station Casinos LLC 4.50%, 02/15/2028(a)		2,852	2,844,756
6.625%, 03/15/2032(a)		421	430,952
Taylor Morrison Communities, Inc. 5.75%, 01/15/2028(a)		3,464	3,534,700

	Principal Amount (000)		U.S. $ Value

Thor Industries, Inc. 4.00%, 10/15/2029 (a)	U.S.$	6,583	$6,327,316
Travel & Leisure Co. 4.50%, 12/01/2029(a)		3,291	3,224,193
6.625%, 07/31/2026(a)		2,634	2,641,744
Wyndham Hotels & Resorts, Inc. 4.375%, 08/15/2028(a)		4,840	4,803,700

			62,517,794

Consumer Cyclical - Restaurants – 0.5%
1011778 BC ULC/New Red Finance, Inc. 4.00%, 10/15/2030(a)		398	382,617
4.375%, 01/15/2028(a)		3,033	3,018,078
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 4.75%, 06/01/2027(a)		410	409,512
Papa John’s International, Inc. 3.875%, 09/15/2029(a)		938	889,412

			4,699,619

Consumer Cyclical - Retailers – 5.1%
Advance Auto Parts, Inc. 7.00%, 08/01/2030(a)		6,504	6,668,291
Asbury Automotive Group, Inc. 4.625%, 11/15/2029(a)		6,375	6,280,395
Beach Acquisition Bidco LLC 5.25%, 07/15/2032(a)	EUR	668	808,276
Boots Group Finco LP 5.375%, 08/31/2032(a)		781	958,966
Carvana Co. 9.00%, 06/01/2030(a) (b) (c)	U.S.$	2,076	2,161,988
9.00%, 06/01/2031(a) (b) (c)		367	402,276
Champ Acquisition Corp. 8.375%, 12/01/2031(a)		1,100	1,174,184
FirstCash, Inc. 4.625%, 09/01/2028(a)		41	40,526
Gap, Inc. (The) 3.625%, 10/01/2029(a)		5,164	4,909,570
Gee Automotive Holdings LLC 7.25%, 03/01/2031(a)		481	488,773
Global Auto Holdings Ltd./AAG FH UK Ltd. 8.375%, 01/15/2029(a)		3,265	3,122,679
Group 1 Automotive, Inc. 6.375%, 01/15/2030(a)		427	437,624
LCM Investments Holdings II LLC 4.875%, 05/01/2029(a)		4,635	4,570,712
8.25%, 08/01/2031(a)		208	219,051
Murphy Oil USA, Inc. 3.75%, 02/15/2031(a)		4,009	3,776,638
Park River Holdings, Inc. 8.00%, 03/15/2031(a)		451	453,593

	Principal Amount (000)		U.S. $ Value

Penske Automotive Group, Inc. 3.75%, 06/15/2029	U.S.$	3,854	$3,726,818
QXO Building Products, Inc. 6.75%, 04/30/2032(a)		1,061	1,099,599
Sonic Automotive, Inc. 4.875%, 11/15/2031(a)		1,739	1,677,752
Staples, Inc. 10.75%, 09/01/2029(a)		1,864	1,716,763
William Carter Co. (The) 7.375%, 02/15/2031(a)		1,295	1,332,490

			46,026,964

Consumer Non-Cyclical – 9.1%
Acadia Healthcare Co., Inc. 5.50%, 07/01/2028(a)		4,580	4,566,581
Accendra Health, Inc. 4.50%, 03/31/2029(a)		3	1,906
6.625%, 04/01/2030(a)		158	76,671
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.50%, 03/15/2029(a)		5,202	5,018,733
6.25%, 03/15/2033(a)		155	159,290
Bausch & Lomb Corp. 8.375%, 10/01/2028(a)		3,128	3,250,305
Bausch Health Cos., Inc. 11.00%, 09/30/2028(a)		187	195,486
CAB SELAS 3.375%, 02/01/2028(a)	EUR	859	999,607
CHS/Community Health Systems, Inc. 10.875%, 01/15/2032(a)	U.S.$	3,027	3,284,840
Darling Ingredients, Inc. 6.00%, 06/15/2030(a)		50	50,666
Embecta Corp. 5.00%, 02/15/2030(a)		6,159	5,789,152
6.75%, 02/15/2030(a)		366	353,391
Emergent BioSolutions, Inc. 3.875%, 08/15/2028(a)		1,030	901,291
Grifols SA 3.875%, 10/15/2028(a)	EUR	1,524	1,788,609
4.75%, 10/15/2028(a)	U.S.$	3,183	3,139,043
Gruenenthal GmbH 4.125%, 05/15/2028(a)	EUR	907	1,073,765
Gruppo San Donato SpA 6.50%, 10/31/2031(a)		1,056	1,269,250
Iceland Bondco PLC 7.484% (EURIBOR 3 Month + 5.50%), 12/15/2027(a) (d)		199	237,112
10.875%, 12/15/2027(a)	GBP	114	161,240
Insulet Corp. 6.50%, 04/01/2033(a)	U.S.$	5,249	5,454,498
IQVIA, Inc. 1.75%, 03/15/2026(a)	EUR	798	941,379

	Principal Amount (000)		U.S. $ Value

5.00%, 10/15/2026(a)	U.S.$	1,570	$1,568,289
5.00%, 05/15/2027(a)		413	412,124
Kedrion SpA 6.50%, 09/01/2029(a)		1,578	1,540,917
LifePoint Health, Inc. 9.875%, 08/15/2030(a)		2,365	2,529,415
11.00%, 10/15/2030(a)		1,991	2,163,301
Mehilainen Yhtiot Oy 5.125%, 06/30/2032(a)	EUR	419	504,256
ModivCare, Inc. 5.00%, 10/01/2029(c) (e) (f) (g) (h)	U.S.$	1,626	2,114
Neogen Food Safety Corp. 8.625%, 07/20/2030(a)		1,166	1,246,885
Organon & Co./Organon Foreign Debt Co-Issuer BV 4.125%, 04/30/2028(a)		4,080	4,003,296
Perrigo Finance Unlimited Co. 5.15%, 06/15/2030(c)		4,852	4,695,329
Series USD 6.125%, 09/30/2032		400	391,332
Premier Foods Finance PLC 3.50%, 10/15/2026(a)	GBP	200	266,954
Select Medical Corp. 6.25%, 12/01/2032(a)	U.S.$	5,297	5,166,323
Surgery Center Holdings, Inc. 7.25%, 04/15/2032(a)		5,380	5,373,383
Tenet Healthcare Corp. 4.25%, 06/01/2029		3,354	3,298,994
4.375%, 01/15/2030		3,665	3,597,491
US Foods, Inc. 4.75%, 02/15/2029(a)		5,606	5,576,793

			81,050,011

Energy – 10.4%
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.00%, 07/15/2029(a)		1,882	1,959,275
Buckeye Partners LP 4.50%, 03/01/2028(a)		2,369	2,364,072
6.75%, 02/01/2030(a)		1,245	1,299,830
6.875%, 07/01/2029(a)		1,737	1,802,068
California Resources Corp. 8.25%, 06/15/2029(a)		1,467	1,538,648
Chord Energy Corp. 6.00%, 10/01/2030(a)		820	838,229
6.75%, 03/15/2033(a)		1,666	1,728,175
CITGO Petroleum Corp. 8.375%, 01/15/2029(a)		1,075	1,116,291
CNX Resources Corp. 7.25%, 03/01/2032(a)		2,235	2,342,347

	Principal Amount (000)		U.S. $ Value

CQP Holdco LP/BIP-V Chinook Holdco LLC 5.50%, 06/15/2031(a)	U.S.$	6,956	$6,921,429
Delek Logistics Partners LP/Delek Logistics Finance Corp. 8.625%, 03/15/2029(a)		3,276	3,422,601
Excelerate Energy LP 8.00%, 05/15/2030(a)		2,312	2,450,812
Genesis Energy LP/Genesis Energy Finance Corp. 7.875%, 05/15/2032		1,774	1,855,941
8.875%, 04/15/2030		1,307	1,371,945
Global Partners LP/GLP Finance Corp. 8.25%, 01/15/2032(a)		1,190	1,255,331
Gulfport Energy Operating Corp. 6.75%, 09/01/2029(a)		1,400	1,450,456
Harvest Midstream I LP 7.50%, 09/01/2028(a)		2,869	2,905,953
7.50%, 05/15/2032(a)		1,392	1,442,516
Hilcorp Energy I LP/Hilcorp Finance Co. 5.75%, 02/01/2029(a)		2,146	2,151,451
6.00%, 04/15/2030(a)		2,266	2,233,823
6.25%, 04/15/2032(a)		2,543	2,476,043
Ithaca Energy North Sea PLC 8.125%, 10/15/2029(a)		410	431,283
Kraken Oil & Gas Partners LLC 7.625%, 08/15/2029(a)		2,559	2,594,442
Matador Resources Co. 6.875%, 04/15/2028(a)		1,361	1,388,778
Murphy Oil Corp. 6.00%, 10/01/2032		1,817	1,816,073
NFE Financing LLC 12.00%, 11/15/2029(e) (f) (h)		5,690	2,056,779
Northern Oil & Gas, Inc. 8.75%, 06/15/2031(a)		3	3,129
NuStar Logistics LP 5.625%, 04/28/2027		1,317	1,329,446
6.00%, 06/01/2026		1,163	1,163,163
6.375%, 10/01/2030		4,461	4,696,764
SM Energy Co. 6.75%, 08/01/2029(a)		5,570	5,696,829
Sunoco LP 4.50%, 10/01/2029(a)		2,409	2,374,720
4.625%, 05/01/2030(a)		1,304	1,274,921
5.875%, 07/15/2027(a)		3	3,001
6.625%, 08/15/2032(a)		1,145	1,185,121
Sunoco LP/Sunoco Finance Corp. 4.50%, 05/15/2029		392	385,963
7.00%, 09/15/2028(a)		4,746	4,875,044
Talos Production, Inc. 9.00%, 02/01/2029(a)		610	635,211
Transocean International Ltd. 8.75%, 02/15/2030(a)		1,225	1,280,799

	Principal Amount (000)		U.S. $ Value

Venture Global LNG, Inc. 8.125%, 06/01/2028(a)	U.S.$	300	$307,851
8.375%, 06/01/2031(a)		1,009	1,032,812
9.50%, 02/01/2029(a)		3,743	4,014,667
9.875%, 02/01/2032(a)		1,254	1,328,864
Venture Global Plaquemines LNG LLC 6.125%, 12/15/2030(a)		1,304	1,354,373
7.50%, 05/01/2033(a)		4,299	4,770,643
Wildfire Intermediate Holdings LLC 7.50%, 10/15/2029(a)		1,564	1,605,352

			92,533,264

Other Industrial – 0.9%
Belden, Inc. 3.375%, 07/15/2031(a)	EUR	693	800,830
Gates Corp./DE 6.875%, 07/01/2029(a)	U.S.$	340	353,807
Resideo Funding, Inc. 6.50%, 07/15/2032(a)		3,787	3,871,109
Velocity Vehicle Group LLC 8.00%, 06/01/2029(a)		2,952	2,799,677

			7,825,423

Services – 4.9%
Allied Universal Holdco LLC 7.875%, 02/15/2031(a)		3,691	3,899,320
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 3.625%, 06/01/2028(a)	EUR	160	187,983
4.625%, 06/01/2028(a)	U.S.$	4,085	4,043,752
ANGI Group LLC 3.875%, 08/15/2028(a)		5,221	4,686,161
Aramark International Finance SARL 4.375%, 04/15/2033(a)	EUR	120	141,895
Belron UK Finance PLC 5.75%, 10/15/2029(a)	U.S.$	6,921	7,076,930
Cars.com, Inc. 6.375%, 11/01/2028(a)		1,545	1,511,891
Clarivate Science Holdings Corp. 4.875%, 07/01/2029(a)		7,611	6,253,806
Deepocean Ltd. 6.00%, 04/08/2031(a)	EUR	416	511,137
Garda World Security Corp. 6.00%, 06/01/2029(a)	U.S.$	3,189	3,125,284
6.50%, 01/15/2031(a)		426	436,765
7.75%, 02/15/2028(a)		250	255,322
8.25%, 08/01/2032(a)		326	333,006
8.375%, 11/15/2032(a)		833	852,684
Getty Images, Inc. 11.25%, 02/21/2030(a)		250	219,060

	Principal Amount (000)			U.S. $ Value

ION Platform Finance US, Inc./ION Platform Finance SARL 8.75%, 05/01/2029(a)	U.S.$		115	$106,915
Prime Security Services Borrower LLC/Prime Finance, Inc. 3.375%, 08/31/2027(a)			5,715	5,625,560
5.75%, 04/15/2026(a)			344	344,654
Sabre GLBL, Inc. 11.125%, 07/15/2030(a)			2,137	1,549,410
Techem Verwaltungsgesellschaft 675 mbH 5.375%, 07/15/2029(a)		EUR	777	941,642
TriNet Group, Inc. 3.50%, 03/01/2029(a)		U.S.$	1,381	1,239,696
Wand NewCo 3, Inc. 7.625%, 01/30/2032(a)			613	639,102

				43,981,975

Technology – 2.9%
Almaviva-The Italian Innovation Co. SpA 5.00%, 10/30/2030(a)		EUR	1,870	2,135,512
ASGN, Inc. 4.625%, 05/15/2028(a)		U.S.$	447	433,518
Cloud Software Group, Inc. 6.50%, 03/31/2029(a)			831	814,837
6.625%, 08/15/2033(a)			990	934,293
8.25%, 06/30/2032(a)			1,273	1,274,120
Diebold Nixdorf, Inc. 7.75%, 03/31/2030(a)			2,080	2,194,109
Dye & Durham Ltd. 8.625%, 04/15/2029(a)			786	654,982
Ellucian Holdings, Inc. 6.50%, 12/01/2029(a)			5,109	5,009,681
Fortress Intermediate 3, Inc. 7.50%, 06/01/2031(a)			2,629	2,570,741
Gen Digital, Inc. 6.75%, 09/30/2027(a)			1,022	1,031,760
7.125%, 09/30/2030(a)			416	422,007
GoTo Group, Inc. 5.50%, 05/01/2028(a)			608	314,224
IPD 3 BV 5.50%, 06/15/2031(a)		EUR	633	708,497
MKS, Inc. 4.25%, 02/15/2034(a)			964	1,135,714
NCR Atleos Corp. 9.50%, 04/01/2029(a)		U.S.$	372	399,078
Open Text Corp. 3.875%, 02/15/2028(a)			1,215	1,159,086
Playtika Holding Corp. 4.25%, 03/15/2029(a)			4,040	3,182,793
Rackspace Finance LLC 3.50%, 05/15/2028(a)			1,075	436,955

	Principal Amount (000)		U.S. $ Value

TeamSystem SpA 5.00%, 07/01/2031(a)	EUR	1,044	$1,155,154
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 3.875%, 02/01/2029(a)	U.S.$	200	172,538

			26,139,599

Transportation - Airlines – 1.1%
Allegiant Travel Co. 7.25%, 08/15/2027(a)		2,480	2,503,238
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.50%, 04/20/2026(a)		217	217,507
5.75%, 04/20/2029(a)		6,458	6,533,817
Avianca Midco 2 PLC 9.00%, 12/01/2028(a)		158	160,436

			9,414,998

Transportation - Services – 1.8%
Albion Financing 1 SARL/Aggreko Holdings, Inc. 5.375%, 05/21/2030(a)	EUR	246	301,367
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 4.75%, 04/01/2028(a)	U.S.$	1,270	1,241,679
5.375%, 03/01/2029(a)		1,342	1,285,166
5.75%, 07/15/2027(a)		20	19,965
8.00%, 02/15/2031(a)		830	822,928
BCP V Modular Services Finance II PLC 4.75%, 11/30/2028(a)	EUR	1,295	1,477,785
Beacon Mobility Corp. 7.25%, 08/01/2030(a)	U.S.$	4,301	4,508,050
Boels Topholding BV 6.25%, 02/15/2029(a)	EUR	492	598,460
Dcli Bidco LLC 7.75%, 11/15/2029(a)	U.S.$	2,029	2,080,496
Hertz Corp. (The) 4.625%, 12/01/2026(a)		346	315,528
Kapla Holding SAS 5.00%, 04/30/2031(a)	EUR	1,498	1,803,992
Loxam SAS 4.50%, 02/15/2027(a)		104	122,798
6.375%, 05/31/2029(a)		185	225,078
Mundys SpA 1.875%, 02/12/2028(a)		450	521,789
Rand Parent LLC 8.50%, 02/15/2030(a)	U.S.$	215	224,385
Upbound Group, Inc. 6.375%, 02/15/2029(a)		407	401,831

			15,951,297

			612,414,508

	Principal Amount (000)		U.S. $ Value

Financial Institutions – 8.8%
Banking – 1.0%
Armor Holdco, Inc. 8.50%, 11/15/2029(a)	U.S.$	1,360	$1,359,401
Bread Financial Holdings, Inc. 6.75%, 05/15/2031(a)		6,622	6,758,016
Freedom Mortgage Corp. 12.25%, 10/01/2030(a)		548	596,164

			8,713,581

Brokerage – 1.1%
Aretec Group, Inc. 10.00%, 08/15/2030(a)		3,423	3,645,769
Focus Financial Partners LLC 6.75%, 09/15/2031(a)		869	868,348
Jane Street Group/JSG Finance, Inc. 4.50%, 11/15/2029(a)		4,101	3,991,667
7.125%, 04/30/2031(a)		1,224	1,268,040
VFH Parent LLC/Valor Co-Issuer, Inc. 7.50%, 06/15/2031(a)		400	417,528

			10,191,352

Finance – 3.9%
Burford Capital Global Finance LLC 9.25%, 07/01/2031(a)		995	1,008,562
Compass Group Diversified Holdings LLC 5.25%, 04/15/2029(a)		1,086	1,017,492
Curo SPV LLC 13.00%, 08/21/2027(g) (i)		1,220	1,165,221
Enova International, Inc. 9.125%, 08/01/2029(a)		2,874	3,025,661
11.25%, 12/15/2028(a)		1,667	1,762,069
GGAM Finance Ltd. 8.00%, 02/15/2027(a)		674	682,317
8.00%, 06/15/2028(a)		4,650	4,895,101
goeasy Ltd. 6.875%, 05/15/2030(a)		1,197	1,066,850
7.375%, 10/01/2030(a)		1,003	888,798
7.625%, 07/01/2029(a)		241	225,993
9.25%, 12/01/2028(a)		954	946,273
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5.00%, 08/15/2028(a)		5,237	5,006,258
Navient Corp. 11.50%, 03/15/2031		2,727	2,893,920
OneMain Finance Corp. 7.875%, 03/15/2030		1,276	1,334,747
Phoenix Aviation Capital Ltd. 9.25%, 07/15/2030(a)		1,327	1,393,111
Rfna LP 7.875%, 02/15/2030(a)		4,840	4,818,898

	Principal Amount (000)		U.S. $ Value

SLM Corp. 6.50%, 01/31/2030	U.S.$	1,000	$1,015,560
Stonebriar ABF Issuer LLC 8.125%, 12/15/2030(a)		1,411	1,484,781

			34,631,612

Financial Services – 0.9%
1261229 BC Ltd. 10.00%, 04/15/2032(a)		278	288,797
Asurion LLC & Asurion Co-Issuer, Inc. 8.00%, 12/31/2032(a)		832	875,314
Cipher Compute LLC 7.125%, 11/15/2030(a)		1,537	1,602,937
Encore Capital Group, Inc. 8.50%, 05/15/2030(a)		1,954	2,091,249
9.25%, 04/01/2029(a)		3,186	3,345,746
PRA Group, Inc. 8.875%, 01/31/2030(a)		265	269,630

			8,473,673

Insurance – 1.6%
Acrisure LLC/Acrisure Finance, Inc. 4.25%, 02/15/2029(a)		1,355	1,289,947
7.50%, 11/06/2030(a)		2,147	2,185,260
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.75%, 04/15/2028(a)		2,827	2,857,616
7.00%, 01/15/2031(a)		187	189,986
AmWINS Group, Inc. 6.375%, 02/15/2029(a)		3,735	3,799,952
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Inves 7.875%, 11/01/2029(a)		416	403,150
Ardonagh Finco Ltd. 6.875%, 02/15/2031(a)	EUR	1,374	1,638,018
7.75%, 02/15/2031(a)	U.S.$	257	263,294
Jones Deslauriers Insurance Management, Inc. 8.50%, 03/15/2030(a)		400	415,052
Panther Escrow Issuer LLC 7.125%, 06/01/2031(a)		1,340	1,362,994

			14,405,269

REITs – 0.3%
Five Point Operating Co. LP 8.00%, 10/01/2030(a)		977	1,010,922
Service Properties Trust 8.375%, 06/15/2029		1,182	1,244,717

	Principal Amount (000)		U.S. $ Value

Vivion Investments SARL Series E 6.50%, 02/28/2029(a) (b) (c)	EUR	1	$847

			2,256,486

			78,671,973

Utility – 0.3%
Electric – 0.3%
ContourGlobal Power Holdings SA 6.75%, 02/28/2030(a)	U.S.$	1,048	1,082,878
NRG Energy, Inc. 5.75%, 07/15/2029(a)		1,309	1,312,089
6.00%, 02/01/2033(a)		415	425,317

			2,820,284

Total Corporates - Non-Investment Grade (cost $695,658,735)			693,906,765

CORPORATES - INVESTMENT GRADE – 12.5%
Industrial – 8.0%
Basic – 0.2%
Hudbay Minerals, Inc. 6.125%, 04/01/2029(a)		200	201,664
SNF Group SACA 3.125%, 03/15/2027(a)		1,989	1,958,031

			2,159,695

Communications - Media – 0.2%
Time Warner Cable Enterprises LLC 8.375%, 07/15/2033		1,143	1,338,750

Communications - Telecommunications – 0.0%
Lorca Telecom Bondco SA 4.00%, 09/18/2027(a)	EUR	173	204,789

Consumer Cyclical - Automotive – 1.0%
Adient Global Holdings Ltd. 7.00%, 04/15/2028(a)	U.S.$	1,163	1,187,539
Ford Motor Co. 3.25%, 02/12/2032		2,353	2,116,029
Ford Motor Credit Co. LLC 2.70%, 08/10/2026		254	252,159
2.90%, 02/10/2029		425	404,430
4.95%, 05/28/2027		731	736,263
5.80%, 03/08/2029		846	871,279
5.875%, 11/07/2029		514	531,322
6.80%, 05/12/2028		648	677,730
7.122%, 11/07/2033		200	218,044
7.35%, 11/04/2027		1,437	1,499,625
Jaguar Land Rover Automotive PLC 6.875%, 11/15/2026(a)	EUR	478	574,776

			9,069,196

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Entertainment – 1.0%
Carnival Corp. 4.00%, 08/01/2028(a)	U.S.$	4,226	$4,192,826
5.125%, 05/01/2029(a)		789	799,510
5.75%, 01/15/2030(a)	EUR	189	241,290
5.75%, 03/15/2030(a)	U.S.$	1,306	1,351,331
6.125%, 02/15/2033(a)		639	661,378
Royal Caribbean Cruises Ltd. 4.25%, 07/01/2026(a)		300	300,000
5.50%, 08/31/2026(a)		792	792,000
Viking Ocean Cruises Ship VII Ltd. 5.625%, 02/15/2029(a)		227	227,000

			8,565,335

Consumer Cyclical - Other – 1.0%
Flutter Treasury DAC 4.00%, 06/04/2031(a)	EUR	675	791,992
5.875%, 06/04/2031(a)	U.S.$	1,914	1,915,168
6.125%, 06/04/2031(a)	GBP	456	615,803
6.375%, 04/29/2029(a)	U.S.$	205	210,838
Voyager Parent LLC 9.25%, 07/01/2032(a)		4,894	5,224,834

			8,758,635

Consumer Cyclical - Restaurants – 0.5%
1011778 BC ULC/New Red Finance, Inc. 3.50%, 02/15/2029(a)		1,208	1,168,897
3.875%, 01/15/2028(a)		2,378	2,348,299
5.625%, 09/15/2029(a)		492	500,713
6.125%, 06/15/2029(a)		306	314,651

			4,332,560

Consumer Non-Cyclical – 0.8%
Charles River Laboratories International, Inc. 3.75%, 03/15/2029(a)		3,040	2,929,131
4.00%, 03/15/2031(a)		100	94,381
4.25%, 05/01/2028(a)		250	246,272
Jazz Securities DAC 4.375%, 01/15/2029(a)		3,866	3,811,683

			7,081,467

Energy – 2.0%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.75%, 01/15/2028(a)		481	480,736
6.625%, 02/01/2032(a)		1,906	1,979,419
Breakwater Energy Holdings SARL 9.25%, 11/15/2030(a)		200	212,412
Colonial Pipeline Co. 7.63%, 04/15/2032(a)		3,000	3,407,670

	Principal Amount (000)		U.S. $ Value

EQT Corp. 4.50%, 01/15/2029	U.S.$	202	$203,743
Harbour Energy PLC 5.50%, 10/15/2026(a)		315	309,721
Hess Midstream Operations LP 5.125%, 06/15/2028(a)		3,772	3,773,169
5.875%, 03/01/2028(a)		250	254,225
Permian Resources Operating LLC 5.875%, 07/01/2029(a)		55	55,183
6.25%, 02/01/2033(a)		1,017	1,051,232
7.00%, 01/15/2032(a)		5,245	5,503,474
Tengizchevroil Finance Co. International Ltd. 3.25%, 08/15/2030(a)		242	225,302
Venture Global Calcasieu Pass LLC 3.875%, 08/15/2029(a)		854	818,217

			18,274,503

Other Industrial – 0.5%
American Builders & Contractors Supply Co., Inc. 4.00%, 01/15/2028(a)		3,523	3,474,735
RB Global Holdings, Inc. 6.75%, 03/15/2028(a)		502	510,594

			3,985,329

Services – 0.4%
Block, Inc. 2.75%, 06/01/2026		3,947	3,929,396

Technology – 0.4%
Oracle Corp. 2.875%, 03/25/2031		3,720	3,381,294

Transportation - Services – 0.0%
Adani Ports & Special Economic Zone Ltd. 4.375%, 07/03/2029(a)		202	197,897

			71,278,846

Financial Institutions – 4.3%
Banking – 3.3%
Ally Financial, Inc. 6.70%, 02/14/2033		4,224	4,397,987
6.848%, 01/03/2030		1,201	1,270,178
8.00%, 11/01/2031		809	917,899
Bank of Ireland Group PLC 5.601%, 03/20/2030(a)		752	783,832
BPCE SA 5.876%, 01/14/2031(a)		686	721,206
CaixaBank SA 5.673%, 03/15/2030(a)		1,324	1,379,674
5.875%, 10/09/2027(a) (j)	EUR	200	244,407
Capital One Financial Corp. 5.463%, 07/26/2030	U.S.$	1,573	1,631,641
5.70%, 02/01/2030		751	782,001

	Principal Amount (000)		U.S. $ Value

Citigroup, Inc. Series AA 7.625%, 11/15/2028(j)	U.S.$	205	$217,267
Deutsche Bank AG/New York NY 3.729%, 01/14/2032		3,990	3,797,403
3.742%, 01/07/2033		230	215,317
Intesa Sanpaolo SpA 4.198%, 06/01/2032(a)		2,636	2,546,086
Synchrony Financial 5.935%, 08/02/2030		610	633,034
7.25%, 02/02/2033		5,915	6,240,443
Truist Financial Corp. Series N 6.669%, 09/01/2026(j)		626	629,143
UBS Group AG 3.875%, 06/02/2026(a) (j)		445	442,797
4.375%, 02/10/2031(a) (j)		507	461,152
UniCredit SpA 5.861%, 06/19/2032(a)		1,787	1,816,360
Wells Fargo & Co. Series BB 3.90%, 03/15/2026(j)		878	877,280

			30,005,107

Finance – 0.3%
FS KKR Capital Corp. 3.125%, 10/12/2028		115	104,738
Midcap Financial Issuer Trust 6.50%, 05/01/2028(a)		3,001	2,983,774

			3,088,512

Insurance – 0.4%
Athene Global Funding 5.583%, 01/09/2029(a)		93	95,200
Centene Corp. 3.375%, 02/15/2030		2,342	2,172,931
Hartford Insurance Group, Inc. (The) Series ICON 6.039% (CME Term SOFR 3 Month + 2.39%), 02/12/2047(a) (d)		859	822,441
SBL Holdings, Inc. 5.00%, 02/18/2031(a)		370	335,464

			3,426,036

REITs – 0.3%
Newmark Group, Inc. 7.50%, 01/12/2029		2,027	2,156,688
Trust 2401 4.869%, 01/15/2030(a)		211	208,895

	Principal Amount (000)		U.S. $ Value

Vornado Realty LP 3.40%, 06/01/2031	U.S.$	84	$76,828

			2,442,411

			38,962,066

Utility – 0.2%
Electric – 0.2%
Calpine LLC 5.125%, 03/15/2028(a)		1,177	1,177,094
Empresa Electrica Cochrane SpA 5.50%, 05/14/2027(a)		100	99,726
Empresas Publicas de Medellin ESP 4.25%, 07/18/2029(a)		427	404,369

			1,681,189

Total Corporates - Investment Grade (cost $109,585,240)			111,922,101

BANK LOANS – 4.0%
Industrial – 2.8%
Basic – 0.2%
INEOS US Petrochem LLC 8.023% (CME Term SOFR 1 Month + 4.25%), 04/02/2029(k)		1,891	1,529,791

Capital Goods – 0.1%
ACProducts Holdings, Inc. 8.184% (CME Term SOFR 3 Month + 4.25%), 05/17/2028(k)		645	512,316
Crown Subsea Communications Holding, Inc. 6.673% (CME Term SOFR 1 Month + 3.00%), 04/27/2028(k)		475	475,000

			987,316

Communications - Media – 0.7%
DIRECTV Financing LLC 9.179% (CME Term SOFR 3 Month + 5.25%), 08/02/2029(k)		1,250	1,249,606
Gray Television, Inc. 6.786% (CME Term SOFR 1 Month + 3.00%), 12/01/2028(k)		1,025	1,022,108
MH Sub I LLC 7.923% (CME Term SOFR 1 Month + 4.25%), 05/03/2028(k)		1,596	1,291,361
MJH Healthcare Holdings LLC 7.423% (CME Term SOFR 1 Month + 3.75%), 01/28/2029(k)		1,450	1,334,000
Neptune Bidco US, Inc. 8.760% (CME Term SOFR 3 Month + 5.00%), 02/03/2033(k)		1,000	940,250
Radiate Holdco LLC 1.500% (PIK Interest 12 + 1.50%), 09/25/2029(k)		386	333,882
7.288% (CME Term SOFR 1 Month + 3.50%), 09/25/2029(k)		386	333,883

			6,505,090

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Automotive – 0.1%
RealTruck Group, Inc. 10.310% (CME Term SOFR 3 Month + 5.00%), 01/31/2028(k)	U.S.$	960	$714,889

Consumer Cyclical - Other – 0.1%
PHRG Intermediate LLC 7.672% (CME Term SOFR 3 Month + 4.00%), 02/20/2032(k)		806	796,545

Consumer Non-Cyclical – 0.5%
Bausch & Lomb Corp. 7.423% (CME Term SOFR 1 Month + 3.75%), 01/15/2031(k)		932	931,876
Hertz Corp. (The) 7.290%, 06/30/2028(l)		1,517	1,165,878
ModivCare Buyer LLC 8.690% (CME Term SOFR 3 Month + 5.00%), 12/29/2030(k)		87	80,259
MPH Acquisition Holdings LLC 7.417% (CME Term SOFR 3 Month + 3.75%), 12/31/2030(k)		852	838,939
Opal US LLC 6.686% (CME Term SOFR 3 Month + 3.00%), 04/28/2032(k)		1,203	1,201,181
Weber-Stephen Products LLC 7.411% (CME Term SOFR 3 Month + 3.75%), 10/01/2032(k)		620	619,845

			4,837,978

Technology – 1.0%
Boxer Parent Co., Inc. 6.673% (CME Term SOFR 3 Month + 3.00%), 07/30/2031(k)		1,473	1,352,146
Clover Holdings 2 LLC 7.750%, 12/09/2031(g) (i)		1,791	1,686,214
Darktrace PLC 6.898%, 10/09/2031(l)		1,210	1,146,475
Loyalty Ventures, Inc. 14.000% (PRIME 3 Month + 5.50%), 11/03/2027(e) (g) (h) (i) (k)		550	4,124
Peraton Corp. 7.517% (CME Term SOFR 3 Month + 3.75%), 02/01/2028(k)		2,363	2,016,817
Ping Identity Holding Corp. 6.410% (CME Term SOFR 1 Month + 2.75%), 11/15/2032(g) (i) (k)		790	771,237
Playtika Holding Corp. 6.538% (CME Term SOFR 1 Month + 2.75%), 03/13/2028(k)		769	712,701

	Principal Amount (000)		U.S. $ Value

Polaris Newco LLC 7.679% (CME Term SOFR 3 Month + 3.75%), 06/02/2028(k)	U.S.$	1,260	$1,069,975

			8,759,689

Transportation - Airlines – 0.1%
JetBlue Airways Corp. 8.445% (CME Term SOFR 3 Month + 4.75%), 08/27/2029(k)		849	817,938

			24,949,236

Financial Institutions – 1.2%
Banking – 0.0%
Orbit Private Holdings I Ltd. 7.549% (CME Term SOFR 6 Month + 3.75%), 12/10/2031(k)		106	104,870

Brokerage – 0.2%
Jane Street Group LLC 5.673% (CME Term SOFR 3 Month + 2.00%), 12/15/2031(k)		2,533	2,449,603

Financial Services – 0.1%
Colossus Acquireco LLC 5.410% (SOFR 4 + 1.75%), 07/30/2032(k)		519	516,942

Insurance – 0.9%
Acrisure LLC 6.673% (CME Term SOFR 1 Month + 3.00%), 11/06/2030(k)		3,780	3,654,315
Alliant Holdings Intermediate LLC 6.173%, 09/19/2031(l)		1,203	1,173,505
Asurion LLC 8.022% (CME Term SOFR 1 Month + 4.25%), 08/19/2028(k)		114	113,864
HUB International Ltd. 5.920% (CME Term SOFR 3 Month + 2.25%), 06/20/2030(k)		2,920	2,884,726

			7,826,410

			10,897,825

Total Bank Loans (cost $38,153,833)			35,847,061

EMERGING MARKETS - CORPORATE BONDS – 1.0%
Industrial – 0.9%
Basic – 0.1%
Braskem Idesa SAPI 6.99%, 02/20/2032(a) (e) (h)		486	282,682
Braskem Netherlands Finance BV 4.50%, 01/10/2028(a)		341	155,155

	Principal Amount (000)		U.S. $ Value

CSN Resources SA 7.625%, 04/17/2026(a)	U.S.$	274	$267,232

			705,069

Consumer Cyclical - Other – 0.4%
Melco Resorts Finance Ltd. 5.375%, 12/04/2029(a)		2,150	2,124,961
5.625%, 07/17/2027(a)		356	355,434
5.75%, 07/21/2028(a)		1,178	1,178,000
MGM China Holdings Ltd. 5.875%, 05/15/2026(a)		216	215,970
Wynn Macau Ltd. 5.625%, 08/26/2028(a)		345	344,506

			4,218,871

Consumer Non-Cyclical – 0.3%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL 5.25%, 04/27/2029(a)		28	27,667
Teva Pharmaceutical Finance Netherlands II BV 3.75%, 05/09/2027	EUR	482	572,848
Teva Pharmaceutical Finance Netherlands III BV 3.15%, 10/01/2026	U.S.$	193	191,572
4.75%, 05/09/2027		1,620	1,620,000
5.125%, 05/09/2029		372	376,036

			2,788,123

Energy – 0.0%
Ecopetrol SA 8.625%, 01/19/2029		216	230,495
Gran Tierra Energy, Inc. 9.50%, 10/15/2029(a)		216	173,059

			403,554

Technology – 0.1%
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners C 7.875%, 02/03/2030(a)		470	485,393

			8,601,010

Utility – 0.1%
Electric – 0.1%
India Clean Energy Holdings 4.50%, 04/18/2027(a)		200	197,000
Investment Energy Resources Ltd. 6.25%, 04/26/2029(a)		247	247,850
Terraform Global Operating LP 6.125%, 03/01/2026(a)		30	30,000

			474,850

Total Emerging Markets - Corporate Bonds (cost $9,210,750)			9,075,860

	Principal Amount (000)		U.S. $ Value

EMERGING MARKETS - SOVEREIGNS – 0.4%
Bahrain – 0.1%
Bahrain Government International Bond 7.00%, 10/12/2028(a)	U.S.$	570	$589,665

Egypt – 0.0%
Egypt Government International Bond 7.50%, 01/31/2027(a)		200	203,562

Ivory Coast – 0.1%
Ivory Coast Government International Bond 6.375%, 03/03/2028(a)		760	768,694

Lebanon – 0.0%
Lebanon Government International Bond Series 10Y 6.85%, 03/23/2027(a) (e) (h)		11	3,207
Series E 6.10%, 10/04/2022(a) (e) (m)		210	61,215
Series G 6.60%, 11/27/2026(a) (e) (h)		51	14,866

			79,288

Senegal – 0.1%
Senegal Government International Bond 4.75%, 03/13/2028(a)	EUR	499	467,099
6.75%, 03/13/2048(a)	U.S.$	483	271,992

			739,091

South Africa – 0.1%
Republic of South Africa Government International Bond Series 10Y 4.85%, 09/27/2027		540	544,590
Series 12Y 4.30%, 10/12/2028		208	206,876

			751,466

Ukraine – 0.0%
Ukraine Government International Bond 0.00%, 02/01/2030(a) (c)		16	10,426
4.50%, 02/01/2035(a) (c)		119	72,187
4.50%, 02/01/2036(a) (c)		89	53,516

			136,129

Total Emerging Markets - Sovereigns (cost $3,666,405)			3,267,895

Company	Shares		U.S. $ Value

COMMON STOCKS – 0.1%
Communication Services – 0.1%
Diversified Telecommunication Services – 0.1%
Altice France SA/LuxCo3(e) (g) (i)		26,338	$497,557

Energy – 0.0%
Oil, Gas & Consumable Fuels – 0.0%
New Fortress Energy, Inc.(e) (g)		38,964	42,471

Health Care – 0.0%
Health Care Providers & Services – 0.0%
ModivCare Topco LLC(e) (g) (i)		7,096	39,028

Industrials – 0.0%
Transportation Infrastructure – 0.0%
Spirit Airlines LLC(e)		22,351	10,728

Total Common Stocks (cost $1,128,601)			589,784

	Principal Amount (000)

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.1%
Non-Agency Fixed Rate CMBS – 0.1%
CD Mortgage Trust Series 2016-CD1, Class XA 1.299%, 08/10/2049(n)	U.S.$	2,903	2,310
Citigroup Commercial Mortgage Trust Series 2017-C4, Class XA 0.975%, 10/12/2050(n)		2,392	29,370
Commercial Mortgage Trust Series 2012-CR3, Class D 4.291%, 10/15/2045(a)		100	83,000
GS Mortgage Securities Trust Series 2011-GC5, Class C 5.141%, 08/10/2044(a)		161	158,574
Series 2011-GC5, Class D 5.141%, 08/10/2044(a)		236	187,441
Wells Fargo Commercial Mortgage Trust Series 2016-LC24, Class XA 1.574%, 10/15/2049(n)		1,838	6,191
WFRBS Commercial Mortgage Trust Series 2011-C4, Class E 4.997%, 06/15/2044(a)		25	24,235

Total Commercial Mortgage-Backed Securities (cost $562,881)			491,121

	Principal Amount (000)		U.S. $ Value

QUASI-SOVEREIGNS – 0.0%
Quasi-Sovereign Bonds – 0.0%
South Africa – 0.0%

Transnet/South Africa 8.25%, 02/06/2028(a) (cost $370,000)	U.S.$	370	$390,350

	Shares

PREFERRED STOCKS – 0.0%
Industrials – 0.0%
Other Industrial – 0.0%
Asphalt ATD Holdco - Class A 0.00%(e) (g) (i) (cost $66,596)		2,684	66,590

	Principal Amount (000)

COLLATERALIZED LOAN OBLIGATIONS – 0.0%
CLO - FLOATING RATE – 0.0%
Sound Point CLO XIX Ltd. Series 2018-1A, Class A 4.934% (CME Term SOFR 3 Month + 1.26%), 04/15/2031(a) (d) (cost $8,261)	U.S.$	8	8,264

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.0%
Risk Share Floating Rate – 0.0%
Federal National Mortgage Association Connecticut Avenue Securities Series 2017-C07, Class 2M2 6.282% (CME Term SOFR + 2.61%), 05/25/2030(d) (cost $3,830)		4	3,873

	Shares

SHORT-TERM INVESTMENTS – 2.8%
Investment Companies – 2.8%

AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.53%(o) (p) (q) (cost $25,115,114)		25,115,114	25,115,114

Total Investments – 98.6% (cost $883,530,246)(r)			880,684,778
Other assets less liabilities – 1.4%			12,626,018

Net Assets – 100.0%			$893,310,796

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
U.S. T-Note 5 Yr (CBT) Futures	425	June 2026	$46,809,766	$255,664
Sold Contracts
Euro-BOBL Futures	13	March 2026	1,802,906	(12,279)
U.S. T-Note 2 Yr (CBT) Futures	22	June 2026	4,604,016	(8,078)
U.S. T-Note 10 Yr (CBT) Futures	394	June 2026	44,842,125	(193,922)

				$41,385

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
NatWest Markets PLC	EUR	30,283	USD	36,435	04/16/2026	$604,218
NatWest Markets PLC	GBP	921	USD	1,244	04/24/2026	6,112
State Street Bank & Trust Co.	EUR	1,184	USD	1,406	04/16/2026	5,269
State Street Bank & Trust Co.	USD	111	EUR	94	04/16/2026	16
State Street Bank & Trust Co.	USD	474	EUR	400	04/16/2026	(597)

						$615,018

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At February 28, 2026, the aggregate market value of these securities amounted to $720,550,221 or 80.7% of net assets.

(b)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at February 28, 2026.
(c)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at February 28, 2026.
(d)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at February 28, 2026.
(e)	Non-income producing security.
(f)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.23% of net assets as of February 28, 2026, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
ModivCare, Inc. 5.00%, 10/01/2029	03/07/2025-04/01/2025	$1,342,482	$2,114	0.00%
NFE Financing LLC 12.00%, 11/15/2029	11/22/2024-03/13/2025	5,421,968	2,056,779	0.23%

(g)	Fair valued by the Adviser.
(h)	Defaulted.
(i)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(j)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

(k)	The stated coupon rate represents the greater of the SOFR or an alternate base rate such as the PRIME or the SOFR/PRIME floor rate plus a spread at February 28, 2026.
(l)

This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the SOFR plus a premium which was determined at the time of purchase.

(m)	Defaulted matured security.
(n)	IO - Interest Only.
(o)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(p)	The rate shown represents the 7-day yield as of period end.
(q)	Affiliated investments.
(r)

As of February 28, 2026, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $15,592,905 and gross unrealized depreciation of investments was $(17,781,970), resulting in net unrealized depreciation of $(2,189,065).

Currency Abbreviations:
EUR – Euro
GBP – Great British Pound
USD – United States Dollar

Glossary:
BOBL – Bundesobligationen
CBT – Chicago Board of Trade
CLO – Collateralized Loan Obligations
CMBS – Commercial Mortgage-Backed Securities
CME – Chicago Mercantile Exchange
EURIBOR – Euro Interbank Offered Rate
PRIME – US Bank Prime Loan Rate
REIT – Real Estate Investment Trust
SOFR – Secured Overnight Financing Rate

COUNTRY BREAKDOWN*

February 28, 2026 (unaudited)

80.2%	United States
3.4%	United Kingdom
3.0%	Canada
2.1%	Italy
1.3%	France
1.3%	Ireland
1.0%	Germany
0.9%	Luxembourg
0.9%	Spain
0.5%	Australia
0.4%	Hong Kong
0.3%	Israel
0.3%	Puerto Rico
1.5%	Other
2.9%	Short-Term Investments

100.0%

*

The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.2% or less in the following: Bahrain, Brazil, Chile, Colombia, Egypt, Finland, Guatemala, India, Ivory Coast, Japan, Jersey (Channel Islands), Kazakhstan, Lebanon, Macau, Mexico, Netherlands, Senegal, South Africa, Switzerland and Ukraine.

AB Active ETFs, Inc.

AB Short Duration High Yield ETF

February 28, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2026:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Corporates - Non-Investment Grade	$—	$692,741,544	$1,165,221	$693,906,765
Corporates - Investment Grade	—	111,922,101	—	111,922,101
Bank Loans	—	33,385,486	2,461,575	35,847,061
Emerging Markets - Corporate Bonds	—	9,075,860	—	9,075,860
Emerging Markets - Sovereigns	—	3,267,895	—	3,267,895
Common Stocks	53,199	—	536,585	589,784
Commercial Mortgage-Backed Securities	—	491,121	—	491,121
Quasi-Sovereigns	—	390,350	—	390,350
Preferred Stocks	—	—	66,590	66,590
Collateralized Loan Obligations	—	8,264	—	8,264
Collateralized Mortgage Obligations	—	3,873	—	3,873
Short-Term Investments	25,115,114	—	—	25,115,114

Total Investments in Securities	25,168,313	851,286,494	4,229,971	880,684,778
Other Financial Instruments(a):
Assets:
Futures	255,664	—	—	255,664
Forward Currency Exchange Contracts	—	615,615	—	615,615
Liabilities:
Futures	(214,279)	—	—	(214,279)
Forward Currency Exchange Contracts	—	(597)	—	(597)

Total	$25,209,698	$851,901,512	$4,229,971	$881,341,181

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended February 28, 2026 is as follows:

Fund	Market Value 11/30/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/28/2026 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$16,759	$97,613	$89,257	$25,115	$187